Consolidated Statement of Operations and Comprehensive Income (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Income Statement [Abstract]
Net Sales	$ 1,493.8	$ 1,321.3	$ 1,237.5
Cost of goods sold	(987.4)	(902.0)	(830.5)
Gross profit	506.4	419.3	407.0
Selling, general and administrative expenses	(224.4)	(218.6)	(191.0)
Research and development expenses	(33.1)	(37.2)	(30.4)
Asset impairments		(16.9)	(14.3)
Asbestos adjustments	(195.8)	(117.1)	(15.8)
Operating income	53.1	29.5	155.5
Interest expense	(4.5)	(5.5)	(11.2)
Interest income	3.4	7.9	3.8
Other income	2.6	1.8	3.0
Income before income taxes	54.6	33.7	151.1
Income tax benefit	44.9	11.8	453.2
Net income	99.5	45.5	604.3
Income per share - basic:
Basic	$ 0.22	$ 0.10	$ 1.39
Diluted	$ 0.22	$ 0.10	$ 1.38
Weighted average common shares outstanding (Millions):
Basic	442.6	439.2	436.2
Diluted	444.6	440.6	437.9
Comprehensive income, net of tax:
Net income	99.5	45.5	604.3
Unrealised gain on investments		0.9	0.1
Cash flow hedges	0.9
Currency translation adjustments	(15.2)	(2.9)	(5.9)
Comprehensive income:	$ 85.2	$ 43.5	$ 598.5